Segment Information (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) segment	Dec. 31, 2020 USD ($)
Segment Information
Number of reportable segments | segment	1
Non-current assets	$ 5,602,531	$ 28,718,502
PRC
Segment Information
Non-current assets	4,877,143	26,560,143
United States
Segment Information
Non-current assets	$ 725,388	$ 2,158,359